OPERATIONS BY INDUSTRY SEGMENT AND GEOGRAPHIC AREA (Tables)	12 Months Ended
Dec. 31, 2012
Segment Reporting [Abstract]
Schedule of segment reporting information by geographic area
	Year ended December 31,
	2012	2012	2011	2010
	US$	RMB	RMB	RMB
	(In thousands)
Revenues from external customers:
United States	17,216	108,347	125,221	48,183
Europe	9,520	59,910	44,768	28,607
PRC	183,801	1,156,695	1,244,300	890,284
	210,537	1,324,952	1,414,289	967,074
Property, Plant, and Equipment by area:
United States	2,401	15,092	15,920	17,342
PRC	38,960	244,880	217,857	195,497
	41,361	259,972	233,777	212,839
Net Assets
United States	6,855	43,089	34,529	22,354
PRC	186,004	1,169,100	1,105,260	980,940
	192,859	1,212,189	1,139,789	1,003,294